Employee Benefit Plans (Pension Plans) (Fair Value Tables) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		$ 30,555
Ending Balance, Plan Assets		35,689		$ 30,555
Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		13,570
Ending Balance, Plan Assets		15,691		13,570
Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		5,210
Ending Balance, Plan Assets		4,787		5,210
Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		9,936
Ending Balance, Plan Assets		13,285		9,936
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,407		1,347
Realized gains (losses)		92		65
Unrealized gains relating to instruments still held in the reporting period		(30)		23
Purchases, sales and settlements, net		23		(28)
Ending Balance, Plan Assets		1,492		1,407
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		4,685
Ending Balance, Plan Assets		3,132		4,685
Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		4,682
Ending Balance, Plan Assets		3,129		4,682
Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		3
Ending Balance, Plan Assets		3		3
Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	367
Ending Balance, Plan Assets	[1]	1,084		367
Global Equity Commingled Funds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Global Equity Commingled Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Global Equity Commingled Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	367
Ending Balance, Plan Assets	[1]	1,084		367
Global Equity Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	1,662
Ending Balance, Plan Assets	[2]	1,032		1,662
Enhanced Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets		0		0	[2]
Enhanced Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	168
Ending Balance, Plan Assets	[2]	213		168
Enhanced Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	1,494
Ending Balance, Plan Assets	[2]	819		1,494
Enhanced Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets	[2]	0		0
Global Equity Funds at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	7,090
Ending Balance, Plan Assets	[3]	7,599		7,090
Global Equity Funds at net asset value [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	7,090
Ending Balance, Plan Assets	[3]	7,599		7,090
Global Equity Funds at net asset value [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Private Equities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,361
Ending Balance, Plan Assets		1,216	[3],[4]	1,361
Private Equities | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	1,239
Ending Balance, Plan Assets	[3],[4]	1,170		1,239
Private Equities | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		122	[3],[4]	182
Realized gains (losses)		61		46
Unrealized gains relating to instruments still held in the reporting period		(47)		5
Purchases, sales and settlements, net		(90)		(111)
Ending Balance, Plan Assets		46		122	[3],[4]
Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		314
Ending Balance, Plan Assets		1,514		314
Governments [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Governments [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		260
Ending Balance, Plan Assets		1,445		260
Governments [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		54
Ending Balance, Plan Assets		69		54
Governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		7,637
Ending Balance, Plan Assets		10,929		7,637
Corporate Bonds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		7,637
Ending Balance, Plan Assets		10,929		7,637
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	2,788
Ending Balance, Plan Assets	[3]	3,519		2,788
Fixed Income Securities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	2,788
Ending Balance, Plan Assets	[3]	3,519		2,788
Fixed Income Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,815
Ending Balance, Plan Assets		1,857	[3],[5]	1,815
Real Estate [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	513
Ending Balance, Plan Assets	[3],[5]	396		513
Real Estate [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	0
Ending Balance, Plan Assets	[3],[5]	0		0
Real Estate [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	17
Ending Balance, Plan Assets		15		17	[3],[5]
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,285	[3],[5]	1,165
Realized gains (losses)		31		19
Unrealized gains relating to instruments still held in the reporting period		17		18
Purchases, sales and settlements, net		113		83
Ending Balance, Plan Assets	[3],[5]	1,446		1,285
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	2,108
Ending Balance, Plan Assets	[3],[6]	2,796		2,108
Other [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	1,819
Ending Balance, Plan Assets	[3],[6]	2,509		1,819
Other [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0	[3],[6]	0
Other [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	289
Ending Balance, Plan Assets	[3],[6]	287		289
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	0
Ending Balance, Plan Assets	[3],[6]	0		0
Cash & Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	296
Ending Balance, Plan Assets	[3],[7]	577		296
Cash & Cash Equivalents [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	121
Ending Balance, Plan Assets	[3],[7]	498		121
Cash & Cash Equivalents [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		100
Ending Balance, Plan Assets		0		100
Cash & Cash Equivalents [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	75
Ending Balance, Plan Assets	[3],[7]	79		75
Cash & Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	0
Ending Balance, Plan Assets	[3],[7]	0		0
Subtotal [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		30,123
Ending Balance, Plan Assets		35,255		30,123
Other Assets & Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[8]	432
Ending Balance, Plan Assets		$ 434		$ 432	[8]

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[3]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[4]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.